Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net loss	$ (11,225)	$ (40,459)	$ (77,621)
Adjustments to reconcile net loss to net cash provided by operating activities:
Impairment of other long-lived assets	7,260	6,759	24,924
Depreciation and amortization	61,250	66,635	92,877
Stock-based compensation	15,686	17,722	20,773
Foreign currency transaction loss (gain)	5,140	(10,429)	2,147
Deferred income taxes	(3,956)	(2,549)	(10,378)
Non-cash loss (gain) from divestitures	(7,908)	788
Share in (profits) losses of associated companies	(1,724)	1,710	708
Other non-cash items	582	2,400	(359)
Change in cash attributable to changes in operating assets and liabilities, net of the impact of acquisitions or divestitures:
Accounts receivable, net	(8,884)	(7,581)	2,009
Inventories	(16,124)	2,174	642
Net investment in sales-type leases	7,437	12,196	5,646
Other current assets and prepaid expenses	446	1,100	335
Other non-current assets	(1,280)	(802)	933
Accounts payable	6,882	(1,206)	1,969
Other current liabilities	9,183	(1,114)	(6,330)
Deferred revenues	6,203	3,421	3,380
Other non-current liabilities	(5,256)	10,954	259
Net cash provided by operating activities	63,712	61,719	61,914
Cash flows from investing activities
Purchase of property and equipment	(23,361)	(22,308)	(45,125)
Net proceeds from divestitures of subsidiaries and associated companies	41,168
Investment in unconsolidated entities	(13,015)	(3,568)	(23,064)
Proceeds from sale of plant and property	4,105
Purchase of intangible assets	(1,449)	(1,540)	(2,002)
Proceeds from maturities of bank deposits			67,571
Investment in bank deposits			(67,000)
Other investing activities	(304)	(361)	(457)
Net cash provided by (used in) investing activities	7,144	(27,777)	(70,077)
Cash flows from financing activities
Proceeds from long-term debt		10,000	26,000
Repayment of long-term debt	(5,143)	(3,714)
Payment of obligations in connection with acquisitions		(1,476)	(1,386)
Acquisition of redeemable non-controlling interests	(1,500)
Proceeds from exercise of stock options	3,692	5,888	1,185
Net cash provided by (used in) financing activities	(2,951)	10,698	25,799
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(3,530)	4,096	(1,053)
Net change in cash, cash equivalents and restricted cash	64,375	48,736	16,583
Cash, cash equivalents and restricted cash, beginning of year	329,359	280,623	264,040
Cash, cash equivalents and restricted cash, end of year	393,734	329,359	280,623
Supplemental disclosure of cash flow information
Cash paid for income taxes, net of tax refunds	5,682	1,247	5,278
Cash paid for interest	1,675	1,140
Transfer of inventory to fixed assets	3,702	4,844	5,085
Transfer of fixed assets to inventory	$ 451	$ 1,188	$ 1,068